Segment Reporting - Financial Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers	$ 1,214,874	$ 1,227,749	$ 1,226,256	$ 1,179,213	$ 1,175,870	$ 1,195,530	$ 1,202,359	$ 1,212,370	$ 4,848,092	$ 4,786,129	$ 4,498,932
Income Before Income Taxes
Total before tax									304,569	287,074	284,406
Identifiable Assets
Identifiable Assets	3,979,291				4,176,065				3,979,291	4,176,065
Depreciation, Depletion and Amortization
Depreciation, depletion and amortization									197,671	200,403	179,871
Capital Expenditures
Capital Expenditures									172,442	214,862	173,372
Operating Segments [Member]
Total Revenue
Total Revenue									4,957,706	4,894,698	4,611,082
Intersegment Sales
Total Revenue									4,957,706	4,894,698	4,611,082
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									4,848,092	4,786,129	4,498,932
Income Before Income Taxes
Total before tax									304,569	287,074	284,406
Identifiable Assets
Identifiable Assets	3,979,291				4,176,065				3,979,291	4,176,065	3,992,799
Depreciation, Depletion and Amortization
Depreciation, depletion and amortization									197,671	200,403	179,871
Capital Expenditures
Capital Expenditures									172,442	214,862	173,372
Operating Segments [Member] | Consumer Packaging [Member]
Total Revenue
Total Revenue									1,898,690	1,920,114	1,982,989
Intersegment Sales
Total Revenue									1,898,690	1,920,114	1,982,989
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									1,893,533	1,912,621	1,977,298
Income Before Income Taxes
Total before tax									187,130	176,768	191,475
Identifiable Assets
Identifiable Assets	1,282,726				1,298,381				1,282,726	1,298,381	1,357,691
Depreciation, Depletion and Amortization
Depreciation, depletion and amortization									74,127	75,556	80,257
Capital Expenditures
Capital Expenditures									48,770	58,284	60,795
Operating Segments [Member] | Display and Packaging [Member]
Total Revenue
Total Revenue									626,976	583,435	487,621
Intersegment Sales
Total Revenue									626,976	583,435	487,621
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									625,008	581,182	486,130
Income Before Income Taxes
Total before tax									20,806	20,397	21,606
Identifiable Assets
Identifiable Assets	518,975				503,172				518,975	503,172	477,001
Depreciation, Depletion and Amortization
Depreciation, depletion and amortization									18,049	15,753	8,239
Capital Expenditures
Capital Expenditures									7,422	9,170	5,414
Operating Segments [Member] | Paper And Industrial Converted Products [Member]
Total Revenue
Total Revenue									1,958,762	1,937,523	1,996,221
Intersegment Sales
Total Revenue									1,958,762	1,937,523	1,996,221
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									1,858,880	1,840,827	1,892,220
Income Before Income Taxes
Total before tax									138,094	141,351	138,207
Identifiable Assets
Identifiable Assets	1,290,353				1,316,606				1,290,353	1,316,606	1,294,712
Depreciation, Depletion and Amortization
Depreciation, depletion and amortization									82,392	83,329	86,559
Capital Expenditures
Capital Expenditures									88,556	112,298	86,821
Operating Segments [Member] | Protective Solutions [Member]
Total Revenue
Total Revenue									473,278	453,626	144,251
Intersegment Sales
Total Revenue									473,278	453,626	144,251
Sales to Unaffiliated Customers
Sales to Unaffiliated Customers									470,671	451,499	143,284
Income Before Income Taxes
Total before tax									40,084	36,912	15,355
Identifiable Assets
Identifiable Assets	552,121				566,608				552,121	566,608	572,719
Depreciation, Depletion and Amortization
Depreciation, depletion and amortization									23,103	25,765	4,816
Capital Expenditures
Capital Expenditures									15,908	8,889	3,048
Operating Segments [Member] | Corporate [Member]
Income Before Income Taxes
Total before tax									(81,545)	(88,354)	(82,237)
Identifiable Assets
Identifiable Assets	335,116				491,298				335,116	491,298	290,676
Capital Expenditures
Capital Expenditures									11,786	26,221	17,294
Consolidation, Eliminations [Member]
Total Revenue
Total Revenue									109,614	108,569	112,149
Intersegment Sales
Total Revenue									109,614	108,569	112,149
Consolidation, Eliminations [Member] | Consumer Packaging [Member]
Total Revenue
Total Revenue									5,157	7,493	5,691
Intersegment Sales
Total Revenue									5,157	7,493	5,691
Consolidation, Eliminations [Member] | Display and Packaging [Member]
Total Revenue
Total Revenue									1,968	2,253	1,491
Intersegment Sales
Total Revenue									1,968	2,253	1,491
Consolidation, Eliminations [Member] | Paper And Industrial Converted Products [Member]
Total Revenue
Total Revenue									99,882	96,696	104,000
Intersegment Sales
Total Revenue									99,882	96,696	104,000
Consolidation, Eliminations [Member] | Protective Solutions [Member]
Total Revenue
Total Revenue									2,607	2,127	967
Intersegment Sales
Total Revenue									$ 2,607	$ 2,127	$ 967